Document and Entity Information	0 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Nov. 27, 2013
Document Effective Date	Nov. 28, 2013
Prospectus Date	Nov. 28, 2013
A and C Class Prospectus | O'Shaughnessy All Cap Core Fund | Class A
Risk/Return:
Trading Symbol	OFAAX
A and C Class Prospectus | O'Shaughnessy All Cap Core Fund | Class C
Risk/Return:
Trading Symbol	OFACX
A and C Class Prospectus | O'Shaughnessy Enhanced Dividend Fund | Class A
Risk/Return:
Trading Symbol	OFDAX
A and C Class Prospectus | O'Shaughnessy Enhanced Dividend Fund | Class C
Risk/Return:
Trading Symbol	OFDCX
A and C Class Prospectus | O'Shaughnessy Small/Mid Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	OFMAX
I Class Prospectus | O'Shaughnessy All Cap Core Fund | Class I
Risk/Return:
Trading Symbol	OFAIX
I Class Prospectus | O'Shaughnessy Enhanced Dividend Fund | Class I
Risk/Return:
Trading Symbol	OFDIX
I Class Prospectus | O'Shaughnessy Small/Mid Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	OFMIX